Other income net	12 Months Ended
Dec. 31, 2023
Other income:
Other income, net

Note 16 : Other income, net

	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	(66)	(93)	77
Rental income	46	37	50
Government subsidies – Employment Support Scheme *	-	69	-
	(20)	13	127

* The amount represents salaries and wage subsidies granted under Anti-Epidemic Fund by the Government of the Hong Kong Special Administrative Region for the use of paying wages of employees from May to June 2022.